Changes in TotalEnergies' perimeter - Main acquisitions and divestments (Details) $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2024 project MW GW	Feb. 29, 2024 USD ($) item GW	Jan. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) project	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Changes in the Company structure
Net investment for acquisition				$ 2,439	$ 1,772	$ 94
Proceeds from sale of interest				$ 2,167	$ 3,561	$ 835
OMV | SapuraOMV
Changes in the Company structure
Percentage of ownership interest acquired	50.00%			50.00%
Sapura Upstream Assets | SapuraOMV
Changes in the Company structure
Percentage of ownership interest acquired	50.00%			50.00%
EPUKI | West Burton Energy
Changes in the Company structure
Percentage of interest sold	50.00%
Absheron gas field
Changes in the Company structure
Percentage of interest held		35.00%
Absheron gas field | ADNOC
Changes in the Company structure
Percentage of interest sold		15.00%		15.00%
Absheron gas field | SOCAR
Changes in the Company structure
Percentage of interest held		35.00%
Absheron gas field | SOCAR | ADNOC
Changes in the Company structure
Percentage of interest sold		15.00%
Absheron gas field | ADNOC
Changes in the Company structure
Percentage of interest held		30.00%
Block SK408 | SapuraOMV
Changes in the Company structure
Percentage of operated interest	40.00%			40.00%
Block SK310 | SapuraOMV
Changes in the Company structure
Percentage of operated interest	30.00%			30.00%
Gas-fired power plants in Texas
Changes in the Company structure
Number of power plants acquired | item		3
Power generation capacity | GW		1.5
Net investment for acquisition		$ 635
Gas-fired power plants in United Kingdom | West Burton Energy
Changes in the Company structure
Power generation capacity | GW	1.3
Battery storage system in United Kingdom | West Burton Energy
Changes in the Company structure
Power generation capacity | MW	49
Portfolio of three solar projects
Changes in the Company structure
Percentage of interest held	50.00%
Number of solar projects sold | project	3			3
Power generation capacity | GW	1.7
Portfolio of three solar projects | Apollo
Changes in the Company structure
Percentage of interest sold	50.00%			50.00%
Retail networks in Netherlands, Luxembourg and Belgium
Changes in the Company structure
Proceeds from sale of interest			$ 1,400